CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 438,705	$ 167,078	$ 232,354
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(4,159)	10,812	(18,617)
Unrealized loss on derivative instruments, net	(6,090)	(2,173)	0
Comprehensive income	$ 428,456	$ 175,717	$ 213,737